Condensed Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Common Stock One	Total
Balance at May. 26, 2021
Balance (in Shares) at May. 26, 2021
Issuance of common stock to Sponsor	$ 144	24,856			25,000
Issuance of common stock to Sponsor (in Shares)	1,437,500
Net loss			(1,000)		(1,000)
Balance at Jun. 30, 2021	$ 144	24,856	(1,000)		24,000
Balance (in Shares) at Jun. 30, 2021	1,437,500
Balance at May. 26, 2021
Balance (in Shares) at May. 26, 2021
Proceeds from the exercise of over-allotment option allocated to public rights (net of offering costs)		2,392,261			2,392,261
Accretion for redeemable common stock to redemption value		(5,892,011)	(1,163,469)		(7,055,480)
Issuance of common stock to Sponsor	$ 216	24,784			25,000
Issuance of common stock to Sponsor (in Shares)	2,156,250
Sale of Private Units to insiders	$ 34	3,474,965		35	3,475,000
Sale of Private Units to insiders (in Shares)	347,500
Net loss			(68,604)		(68,604)
Balance at Dec. 31, 2021	$ 250		(1,232,073)	$ 35	(1,231,823)
Balance (in Shares) at Dec. 31, 2021	2,503,750
Sale of private placement units to the sponsor		45,540			45,540
Sale of private placement units to the sponsor (in Shares)	4,554
Proceeds from the exercise of over-allotment option allocated to public rights (net of offering costs)		73,142			73,142
Forfeiture of shares by Sponsor to the extent the over-allotment option was not exercised in full	$ (22)	22
Forfeiture of shares by Sponsor to the extent the over-allotment option was not exercised in full (in Shares)	(224,328)
Accretion for redeemable common stock to redemption value		(118,704)	(79,666)		(198,370)
Net loss			(569,282)		(569,282)
Balance at Mar. 31, 2022	$ 228		(1,881,021)		(1,880,793)
Balance (in Shares) at Mar. 31, 2022	2,283,976
Net loss			(208,653)		(208,653)
Balance at Jun. 30, 2022	$ 228		$ (2,089,674)		$ (2,089,446)
Balance (in Shares) at Jun. 30, 2022	2,283,976